RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Dividend Distribution

The Company’s wholly-owned subsidiary RoboCent made regular cash dividend distributions to the Company’s sole shareholder prior to its merger with FullPAC. During the six months ended June 30, 2026 and 2025, the Company made dividend distributions in the amount of $0 and $17,256, respectively. During the three months ended June 30, 2026 and 2025, the Company made dividend distributions in the amount of $0 and $8,524, respectively.

Shares Issued for Service

On April 14, 2026, the Company entered into a Consulting Agreement with Trey Trawick, an immediate family member of the Chief Executive Officer, for AI consulting services at $5,000 per month. During the period ended June 30, 2026, the Company granted Mr. Trey Trawick a restricted stock award for 10,000 shares under the Company’s 2025 Long-Term Incentive Plan in connection with services rendered. The shares have a fair value of $50,000 or $5.00 per share, the price at which the Company contemporaneously sold shares of common stock for cash to third-party investors in its Regulation A offering and private placements.

Secured Notes Payable

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with related-party investors (the “Notes”) for an aggregate principal amount of $274,155 with the Company receiving cash proceeds of $261,100. The Company recognized debt discount of $13,055 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by a first-priority lien on substantially all of the assets of RoboCent, Inc. In the event the Company enters into a Qualified Financing, the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Notes held by holders that executed the Amendment and Subordination Agreement are subordinated, as to the sequence and priority of payment, to the prior repayment in full of the Notes held by holders that did not execute such agreement.

As further discussed in Note 3, during the six months ended June 30, 2026, the Company redeemed certain Notes held by certain related-parties with aggregate principal balances of $63,525 together with accrued interest of $5,078 for an aggregate cash redemption amount of $351,098. The Company recognized a total loss on settlement of senior secured redeemable notes of $282,497. During the three months ended June 30, 2026, the Company recognized an additional loss of $56,948 related to required redemptions owed as a result of the Qualified Financing during the period, recognized as additional principal owed on the related party Notes.

The aggregate amount of redemption payments that could be made under Section 2(a) with respect to the Senior Secured Notes discussed above outstanding as of June 30, 2026 is approximately $1,167,676, representing 500% of the aggregate Outstanding Note Balance of those Notes as of that date, consisting of $205,117 of principal and $28,418 of accrued interest.

The Company recognized amortization of debt discount on related-party notes of $5,847 and $154 during the six months ended June 30, 2026 and 2025, respectively. The Company recognized amortization of debt discount on Notes of $1,700 and $154 during the three months ended June 30, 2026 and 2025, respectively.  As of June 30, 2026 and December 31, 2025, the net balance of the related-party Senior Secured Notes was $258,637 and $264,631, respectively, net of unamortized debt discount of $3,429 and $9,524, respectively. As of June 30, 2026 and December 31, 2025, accrued interest on related-party notes was $28,418 and $15,837, respectively.

Related Party Loans

On March 31, 2026, the Company entered into a promissory note agreement with the Company’s Chief Financial Officer for $14,980. The note matures on March 31, 2028 and an interest rate of 0%. During the six months ended June 30, 2026, the Company repaid $14,980 of the principal balance to the Officer. As of June 30, 2026, the principal of the related party promissory note was $0 and was retired.

On April 10, 2026, RoboCent, Inc. issued an unsecured, non-interest-bearing promissory note in the principal amount of $4,700 to the Company’s Chief Executive Officer, as lender. The note was repaid in cash on May 26, 2026. As of June 30, 2026, no amount was outstanding under the note and was retired.

NOTE 5 – RELATED PARTY TRANSACTIONS

Dividend Distribution

The Company’s wholly-owned subsidiary RoboCent made regular cash dividend distributions to the Company’s sole shareholder. During the years ended December 31, 2025 and 2024, the Company made dividend distributions in the amount of $17,259 and $10,025, respectively.

Secured Notes Payable

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with related-party investors (the “Notes”) for an aggregate principal amount of $274,155 with the Company receiving cash proceeds of $261,100. The Company recognized debt discount of $13,055 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by a first-priority lien on substantitally all of the assets of RoboCent, Inc. In the event the Company enters into a Qualified Financing, the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

The Company recognized amortization of debt discount on related-party notes of $3,531 during the year ended December 31, 2025. The Company recognized interest expense on related-party notes of $15,837 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the related-party Senior Secured Notes was $264,631, net of unamortized debt discount of $9,524. As of December 31, 2025, there was accrued interest on related-party notes of $15,837.